SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - VIEs Financial information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 01, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,524,819		¥ 2,702,523	$ 217,285		¥ 2,243,537
Restricted cash	556,266		320,809	79,267		2,854,568
Prepaid expenses and other current assets	2,665,924			379,891		2,375,341
Total current assets	6,942,335			989,274		9,823,478
Non-current assets:
Property and equipment, net	15,153,253			2,159,321		13,024,393
Intangible assets, net	1,347,751			192,053		1,383,406
Land use rights, net	588,846			83,910		602,503
Operating lease right-of-use assets, net	4,412,834			628,824		4,012,329
Restricted cash	882		882	126		882
Deferred tax assets, net	309,390			44,088		247,644
Other non-current assets	371,501			52,938		533,319
Long-term investments, net	798,638			113,805		757,949
Total non-current assets	22,983,095			3,275,065		20,562,425
Total assets	29,925,430			4,264,339		30,385,903
Current liabilities:
Accounts and notes payable	728,361			103,791		696,177
Accrued expenses and other payables	2,527,584			360,178		2,783,102
Advances from customers	1,752,935			249,791		1,605,247
Deferred revenue	87,354			12,448	¥ 95,477	95,477	¥ 95,078
Income taxes payable	51,554			7,346		35,197
Current portion of finance lease liabilities	107,785			15,359		115,806
Current portion of long-term borrowings	521,643					334,511
Current portion of deferred government grants	8,538			1,217		8,062
Current portion of operating lease liabilities	874,957			124,680		780,164
Total current liabilities	8,363,584			1,191,801		11,437,132
Non-current liabilities:
Non-current portion of finance lease liabilities	1,169,573			166,663		1,159,525
Unrecognized tax benefits	98,457			14,030		98,457
Deferred tax liabilities	703,390			100,232		688,362
Deferred government grants	265,941			37,896		145,112
Non-current portion of operating lease liabilities	3,587,701			511,243		3,270,759
Total non-current liabilities	14,700,982			2,094,873		12,434,388
Total liabilities	23,064,566			3,286,674		23,871,520
Net income	244,973	$ 34,910	(173,881)
Net cash generated from operating activities	1,433,157	204,223	1,332,800
Net cash used in investing activities	(3,014,548)	(429,568)	(2,503,174)
Net cash used in financing activities	(1,412,900)	(201,338)	1,183,461
Net decrease in cash and cash equivalents and restricted cash	(3,017,020)	$ (429,922)	34,720
Related Party
Current assets:
Amounts due from related parties	317,619			45,260		277,237
Current liabilities:
Amounts due to related parties	354,903			$ 50,573		356,080
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	887,756					923,692
Restricted cash	336,835					434,421
Accounts receivable	1,643,749					1,412,456
Prepaid expenses and other current assets	2,338,063					2,081,948
Total current assets	5,265,570					4,911,340
Non-current assets:
Property and equipment, net	7,335,083					7,398,768
Intangible assets, net	448,077					453,606
Land use rights, net	55,796					56,971
Operating lease right-of-use assets, net	4,361,070					3,948,272
Restricted cash	382					382
Deferred tax assets, net	257,352					208,266
Other non-current assets	186,563					148,383
Long-term investments, net	160,101					168,377
Total non-current assets	12,804,424					12,383,025
Total assets	18,069,994					17,294,365
Current liabilities:
Short-term bank borrowings	552,270					30,000
Accounts and notes payable	603,469					493,837
Accrued expenses and other payables	1,116,332					1,616,423
Advances from customers	1,752,935					1,605,247
Deferred revenue	81,087					83,546
Income taxes payable	14,038					13,531
Amounts due to inter-companies, net *	3,618,592					4,736,035
Current portion of finance lease liabilities	86,861					97,388
Current portion of long-term borrowings	977,069					544,803
Current portion of deferred government grants	8,538					8,062
Current portion of operating lease liabilities	858,491					754,935
Total current liabilities	10,024,584					10,339,887
Non-current liabilities:
Amounts due to inter-companies, net*	1,020,972					1,020,972
Long-term borrowings	3,075,078					2,464,811
Non-current portion of finance lease liabilities	748,256					720,954
Unrecognized tax benefits	98,082					98,082
Deferred tax liabilities	124,516					139,174
Deferred government grants	35,771					11,862
Non-current portion of operating lease liabilities	3,550,870					3,230,506
Total non-current liabilities	8,653,545					7,686,361
Total liabilities	18,678,129					18,026,248
Net revenues	5,346,385		4,797,734
Net income	142,932		42,318
Net cash generated from operating activities	1,380,727		1,022,231
Net cash used in investing activities	(1,003,813)		(1,053,087)
Net cash used in financing activities	(510,436)		(181,814)
Net decrease in cash and cash equivalents and restricted cash	(133,522)		¥ (212,670)
Variable Interest Entity, Primary Beneficiary | Related Party
Current assets:
Amounts due from related parties	59,167					58,823
Current liabilities:
Amounts due to related parties	¥ 354,902					¥ 356,080